Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,512
Property, plant and equipment at end of period	1,475
Investment property	16	£ 17
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,792
Additions	144
Disposals	(149)
Property, plant and equipment at end of period	2,787
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,280)
Charge for the period	92
Disposals	60
Property, plant and equipment at end of period	(1,312)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	686
Property | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	924
Additions	0
Disposals	(3)
Property, plant and equipment at end of period	921
Property | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(227)
Charge for the period	11
Disposals	3
Property, plant and equipment at end of period	(235)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	215
Office fixtures and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	890
Additions	21
Disposals	(16)
Property, plant and equipment at end of period	895
Office fixtures and equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(662)
Charge for the period	34
Disposals	16
Property, plant and equipment at end of period	(680)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	8
Computer software | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	75
Additions	3
Disposals	0
Property, plant and equipment at end of period	78
Computer software | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(69)
Charge for the period	1
Disposals	0
Property, plant and equipment at end of period	(70)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	479
Operating lease assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	635
Additions	104
Disposals	(117)
Property, plant and equipment at end of period	622
Operating lease assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(147)
Charge for the period	37
Disposals	41
Property, plant and equipment at end of period	(143)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	87
Right-of-use assets | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	268
Additions	16
Disposals	(13)
Property, plant and equipment at end of period	271
Right-of-use assets | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(175)
Charge for the period	9
Disposals	0
Property, plant and equipment at end of period	£ (184)